Land-Use Rights, Net	6 Months Ended
Jun. 30, 2025
Land-Use Rights, Net [Abstract]
LAND-USE RIGHTS, NET

NOTE 8 — LAND-USE RIGHTS, NET

Land-use rights, net, consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Land-use rights	$2,439,811	$2,394,453
Less: accumulated amortization	(356,755)	(326,178)
Land-use rights, net	$2,083,056	$2,068,275

For the six months ended June 30, 2025 and 2024, the Company amortized approximately $24,099, and $23,148 of Land-use rights respectively, As of June 30, 2025 and December 31, 2024 leaving a balance of $2,083,056 and $2,068,275 approximately, respectively.

Estimated future amortization expenses are as follows:

Amortization
expenses
Fiscal year 2025	24,398
Fiscal year 2026	48,796
Fiscal year 2027	48,796
Thereafter	1,961,066
Total	$2,083,056